Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other assets
Schedule of other assets

	2025	2024
Current
Prepaid expenses	1,079	1,595
Partners in joint operations	912	1,145
Trust funds	521	594
Advanced payments to contractors and suppliers	349	423
Other assets	43	41
Non-current assets available for sale	6	47
	2,910	3,845
Non–current
Abandonment fund	524	692
Employee loans	417	384
Trust funds	416	346
Judicial deposits and attachments	45	42
Advanced payments and deposits	20	47
Other assets	270	326
	1,692	1,837